The Growth Fund of America®
Investment portfolio
November 30, 2025
unaudited

Common stocks 96.05% Information technology 32.10%	Shares	Value (000)
NVIDIA Corp.	108,337,993	$19,175,825
Broadcom, Inc.	45,051,260	18,153,856
Microsoft Corp.	32,395,729	15,939,023
Apple, Inc.	27,077,135	7,550,459
Taiwan Semiconductor Manufacturing Co., Ltd.	124,906,875	5,730,951
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,992,827	872,439
Shopify, Inc., Class A, subordinate voting shares (a)	29,035,772	4,606,235
Micron Technology, Inc.	18,630,465	4,405,732
Cloudflare, Inc., Class A (a)	17,847,148	3,573,178
Strategy, Inc., Class A (a)	16,145,244	2,860,614
ASML Holding NV	1,664,219	1,744,008
ASML Holding NV (ADR)	730,042	773,845
Applied Materials, Inc.	9,285,058	2,342,156
Salesforce, Inc.	9,600,223	2,213,235
Oracle Corp.	8,202,679	1,656,531
Synopsys, Inc. (a)	3,221,307	1,346,539
KLA Corp.	1,119,199	1,315,585
SK hynix, Inc.	3,639,190	1,311,509
AppLovin Corp., Class A (a)	1,791,595	1,074,025
SAP SE	4,325,698	1,046,464
Unity Software, Inc. (a)	20,954,978	891,006
Amphenol Corp., Class A	6,304,556	888,312
Constellation Software, Inc.	360,519	872,752
Intel Corp. (a)	20,044,434	813,002
Fair Isaac Corp. (a)	446,034	805,462
Arista Networks, Inc. (a)	4,745,883	620,192
ServiceNow, Inc. (a)	652,916	530,436
Texas Instruments, Inc.	2,710,467	456,090
Motorola Solutions, Inc.	1,207,209	446,281
ARM Holdings PLC (ADR) (a)	3,110,048	421,598
Gartner, Inc. (a)	1,676,224	390,124
Accenture PLC, Class A	1,325,179	331,295
Monday.com, Ltd. (a)	2,269,230	326,451
Lam Research Corp.	1,870,104	291,736
Aurora Innovation, Inc., Class A (a)	69,604,709	291,644
Advanced Micro Devices, Inc. (a)	1,192,353	259,373
Adobe, Inc. (a)	800,710	256,331
Intuit, Inc.	356,208	225,864
DocuSign, Inc. (a)	3,210,578	222,654
OpenAI Group PBC, Class A (a)(b)	457,540	221,248
QUALCOMM, Inc.	1,291,168	217,032
Palo Alto Networks, Inc. (a)	1,081,744	205,672
Corning, Inc.	2,405,620	202,553
First Solar, Inc. (a)	681,491	185,993
Palantir Technologies, Inc., Class A (a)	963,566	162,313
Tower Semiconductor, Ltd. (a)	1,429,202	154,511
The Growth Fund of America — Page 1 of 13

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Klaviyo, Inc., Class A (a)	5,274,602	$150,643
Fabrinet, non-registered shares (a)	309,425	142,153
Atlassian Corp., Class A (a)	760,493	113,709
RingCentral, Inc., Class A (a)	2,993,914	84,548
MKS, Inc.	485,141	75,871
TE Connectivity PLC	271,688	61,442
Stripe, Inc., Class B (a)(b)(c)	1,153,942	47,796
Credo Technology Group Holding, Ltd. (a)	171,362	30,434
IREN, Ltd. (a)(d)	625,000	29,881
Wolfspeed, Inc. (a)(d)	730,000	14,804
		109,133,415
Consumer discretionary 13.70%
Amazon.com, Inc. (a)	45,684,690	10,654,583
Tesla, Inc. (a)	21,434,105	9,220,309
Royal Caribbean Cruises, Ltd. (e)	18,089,141	4,816,234
MercadoLibre, Inc. (a)	1,031,812	2,137,687
D.R. Horton, Inc.	12,698,346	2,019,164
DoorDash, Inc., Class A (a)	8,438,108	1,673,867
Starbucks Corp.	18,846,543	1,641,722
Flutter Entertainment PLC (a)	5,336,447	1,114,304
Carvana Co., Class A (a)	2,842,108	1,064,369
Burlington Stores, Inc. (a)(e)	3,848,771	970,776
NVR, Inc. (a)	116,354	873,503
Wayfair, Inc., Class A (a)	7,653,772	848,038
Chipotle Mexican Grill, Inc. (a)	24,217,632	835,993
General Motors Co.	11,135,982	818,717
NIKE, Inc., Class B	12,500,272	807,893
Home Depot, Inc.	2,254,630	804,723
Booking Holdings, Inc.	148,756	731,090
Hermes International	279,069	679,812
Hilton Worldwide Holdings, Inc.	1,956,121	557,553
Tractor Supply Co.	9,949,975	545,060
DraftKings, Inc., Class A (a)	13,987,279	463,818
Duolingo, Inc., Class A (a)	1,606,175	307,438
Lennar Corp., Class A	2,148,817	282,140
Floor & Decor Holdings, Inc., Class A (a)	4,027,951	256,258
Polaris, Inc. (e)	3,837,983	254,689
TJX Cos., Inc. (The)	1,412,392	214,571
LVMH Moet Hennessy-Louis Vuitton SE	270,931	199,725
Norwegian Cruise Line Holdings, Ltd. (a)	10,422,439	192,398
Toll Brothers, Inc.	1,297,026	181,363
Metaplanet, Inc. (a)(e)	69,288,286	177,503
Rivian Automotive, Inc., Class A (a)	10,225,277	172,398
Caesars Entertainment, Inc. (a)	7,217,564	167,953
TopBuild Corp. (a)	322,018	145,713
McDonald’s Corp.	419,561	130,828
Aramark	2,907,843	108,085
O’Reilly Automotive, Inc. (a)	1,042,705	106,043
Texas Roadhouse, Inc.	562,570	98,590
Viking Holdings, Ltd. (a)	1,451,157	96,908
Marriott International, Inc., Class A	250,013	76,201
YUM! Brands, Inc.	475,851	72,905
The Growth Fund of America — Page 2 of 13

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Service Corp. International	759,166	$60,301
Stubhub Holdings, Inc., Class A (a)(d)	785,445	9,213
		46,590,438
Communication services 13.60%
Alphabet, Inc., Class A	33,913,228	10,858,338
Alphabet, Inc., Class C	31,226,269	9,996,153
Meta Platforms, Inc., Class A	20,088,195	13,016,146
Netflix, Inc. (a)	65,769,911	7,075,527
ROBLOX Corp., Class A (a)	12,968,012	1,232,350
SoftBank Group Corp.	7,169,857	772,594
Snap, Inc., Class A, nonvoting shares (a)	88,651,659	680,845
Charter Communications, Inc., Class A (a)	2,596,576	519,627
Spotify Technology SA (a)	835,496	500,353
T-Mobile US, Inc.	2,076,656	434,042
Take-Two Interactive Software, Inc. (a)	1,523,747	374,948
Live Nation Entertainment, Inc. (a)	2,710,774	356,331
Verizon Communications, Inc.	4,509,177	185,372
Nintendo Co., Ltd.	1,882,800	160,136
Epic Games, Inc. (a)(b)(c)	84,249	50,161
AST SpaceMobile, Inc., Class A (a)(d)	400,000	22,480
		46,235,403
Health care 12.43%
Eli Lilly and Co.	12,406,793	13,343,134
Vertex Pharmaceuticals, Inc. (a)(e)	12,982,685	5,629,422
Alnylam Pharmaceuticals, Inc. (a)(e)	9,815,020	4,428,832
HCA Healthcare, Inc.	4,004,292	2,035,342
Boston Scientific Corp. (a)	16,867,918	1,713,443
Intuitive Surgical, Inc. (a)	2,689,313	1,542,267
Amgen, Inc.	4,334,081	1,497,252
UnitedHealth Group, Inc.	4,519,390	1,490,359
Thermo Fisher Scientific, Inc.	2,124,402	1,255,160
Insmed, Inc. (a)	4,592,003	954,080
Abbott Laboratories	6,256,037	806,403
Illumina, Inc. (a)	5,924,216	778,738
Stryker Corp.	1,886,437	700,208
Exact Sciences Corp. (a)	6,113,602	619,247
Danaher Corp.	2,096,214	475,379
Regeneron Pharmaceuticals, Inc.	602,903	470,379
Ionis Pharmaceuticals, Inc. (a)	5,213,800	431,338
Hims & Hers Health, Inc., Class A (a)(d)	9,273,719	368,723
EssilorLuxottica SA	1,011,012	362,035
AbbVie, Inc.	1,148,966	261,620
Ascendis Pharma AS (ADR) (a)	1,209,675	256,850
Novo Nordisk AS, Class B	4,857,778	239,184
Natera, Inc. (a)	988,724	236,117
Insulet Corp. (a)	657,085	214,992
Johnson & Johnson	990,265	204,906
Mettler-Toledo International, Inc. (a)	136,405	201,432
Doximity, Inc., Class A (a)	3,833,554	197,198
GE HealthCare Technologies, Inc.	2,417,926	193,410
Royalty Pharma PLC, Class A	4,385,711	175,516
Merck & Co., Inc.	1,553,346	162,837
Zoetis, Inc., Class A	1,077,259	138,083
The Growth Fund of America — Page 3 of 13

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Guardant Health, Inc. (a)	1,263,832	$137,025
CVS Health Corp.	1,666,942	133,955
IQVIA Holdings, Inc. (a)	473,645	108,943
Align Technology, Inc. (a)	705,415	103,830
Daiichi Sankyo Co., Ltd.	3,470,300	85,880
CRISPR Therapeutics AG (a)(d)	1,414,053	75,609
Veeva Systems, Inc., Class A (a)	302,076	72,586
Humana, Inc.	247,062	60,720
QIAGEN NV	1,150,117	54,918
Vaxcyte, Inc. (a)	499,167	24,764
Verily Life Sciences, LLC (a)(b)(c)	673,374	22,040
		42,264,156
Industrials 9.46%
Uber Technologies, Inc. (a)	57,588,770	5,041,321
TransDigm Group, Inc.	2,681,288	3,647,008
General Electric Co.	11,434,775	3,412,709
Boeing Co. (The) (a)	9,012,886	1,703,435
United Airlines Holdings, Inc. (a)	14,039,260	1,431,443
Ingersoll-Rand, Inc.	17,586,263	1,412,880
Republic Services, Inc.	5,426,816	1,177,945
Caterpillar, Inc.	2,021,718	1,164,024
Recruit Holdings Co., Ltd.	16,517,300	846,916
Quanta Services, Inc.	1,745,213	811,315
United Rentals, Inc.	970,410	791,059
Carrier Global Corp.	14,047,969	770,953
Safran SA	2,151,810	724,618
RTX Corp.	3,998,156	699,317
ATI, Inc. (a)	6,653,107	670,633
FTAI Aviation, Ltd.	3,714,931	643,575
HEICO Corp.	1,686,203	534,374
HEICO Corp., Class A	303,153	74,870
XPO, Inc. (a)	3,995,558	567,609
GE Vernova, Inc.	855,495	513,100
Airbus SE, non-registered shares	1,853,030	439,468
Rocket Lab Corp. (a)	10,161,099	428,189
Bombardier, Inc., Class B (a)	2,366,796	393,164
Ryanair Holdings PLC (ADR)	5,558,616	378,875
Ryanair Holdings PLC	315,525	10,329
Copart, Inc. (a)	8,665,636	337,786
Axon Enterprise, Inc. (a)	604,792	326,672
Delta Air Lines, Inc.	5,057,298	324,173
Rolls-Royce Holdings PLC	22,310,389	315,595
Northrop Grumman Corp.	463,045	264,978
Old Dominion Freight Line, Inc.	1,830,796	247,688
Automatic Data Processing, Inc.	948,415	242,130
Union Pacific Corp.	935,596	216,899
GFL Environmental, Inc., subordinate voting shares	4,122,762	187,462
Waste Management, Inc.	769,227	167,591
APi Group Corp. (a)	3,967,062	156,937
Equifax, Inc.	630,911	133,987
Lockheed Martin Corp.	282,905	129,531
Builders FirstSource, Inc. (a)	1,118,157	125,491
Loar Holdings, Inc. (a)	1,674,504	114,620
Applied Industrial Technologies, Inc.	432,376	111,908
The Growth Fund of America — Page 4 of 13

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Lennox International, Inc.	210,691	$105,107
Saia, Inc. (a)	363,935	102,470
Siemens Energy AG (a)	603,599	80,730
Watsco, Inc.	198,375	68,717
Tetra Tech, Inc.	1,647,990	57,251
Einride AB (a)(b)(c)	788,000	27,415
Einride AB (EUR denominated) (a)(b)(c)	267,404	9,303
Willscot Holdings Corp., Class A	1,587,237	31,348
		32,174,918
Financials 8.41%
Mastercard, Inc., Class A	5,712,317	3,144,802
Visa, Inc., Class A	6,774,181	2,265,557
KKR & Co., Inc.	16,526,169	2,021,316
Affirm Holdings, Inc., Class A (a)	23,270,419	1,651,036
Progressive Corp.	6,675,533	1,527,295
Capital One Financial Corp.	5,655,326	1,238,912
Bank of America Corp.	22,780,537	1,222,176
Wells Fargo & Co.	13,267,192	1,138,988
Fannie Mae (a)	101,122,406	1,033,471
Goldman Sachs Group, Inc.	1,169,967	966,439
Toast, Inc., Class A (a)	25,916,197	886,075
PayPal Holdings, Inc.	14,067,426	881,887
LPL Financial Holdings, Inc.	2,471,468	879,941
Block, Inc., Class A (a)	12,212,046	815,765
Apollo Asset Management, Inc.	6,095,435	803,683
BlackRock, Inc.	708,642	742,161
Brookfield Corp., Class A	15,157,291	712,393
American Express Co.	1,840,126	672,143
Federal Home Loan Mortgage Corp. (a)(d)	57,778,387	556,984
Ares Management Corp., Class A	3,368,236	528,308
Marsh & McLennan Cos., Inc.	2,344,445	430,088
Blue Owl Capital, Inc., Class A	28,629,376	429,440
Brown & Brown, Inc.	4,921,223	395,814
Nu Holdings, Ltd., Class A (a)	22,675,787	394,332
JPMorgan Chase & Co.	1,254,069	392,624
UBS Group AG	9,262,139	357,664
Truist Financial Corp.	7,506,251	349,041
AIA Group, Ltd.	31,826,886	329,478
Ryan Specialty Holdings, Inc., Class A	5,618,031	326,239
Tradeweb Markets, Inc., Class A	2,511,988	273,455
Berkshire Hathaway, Inc., Class B (a)	497,031	255,379
Coinbase Global, Inc., Class A (a)	935,924	255,339
Blackstone, Inc.	1,583,049	231,790
Intercontinental Exchange, Inc.	873,852	137,457
Chime Financial, Inc., Class A (a)(d)	5,726,350	120,998
Trupanion, Inc. (a)	1,975,752	69,724
S&P Global, Inc.	127,402	63,552
Kinsale Capital Group, Inc.	156,937	60,405
Galaxy Digital, Inc., Class A (a)(c)	1,626,400	41,084
		28,603,235
The Growth Fund of America — Page 5 of 13

unaudited
Common stocks (continued) Consumer staples 2.08%	Shares	Value (000)
Philip Morris International, Inc.	16,792,487	$2,644,481
Costco Wholesale Corp.	1,637,745	1,496,227
L’Oreal SA, bonus shares	654,534	285,178
L’Oreal SA, non-registered shares	584,816	254,802
Walmart, Inc.	3,818,836	422,020
Hershey Co.	2,142,638	402,987
Performance Food Group Co. (a)	3,837,229	372,480
Avenue Supermarts, Ltd. (a)	5,780,754	258,283
Casey’s General Stores, Inc.	395,856	225,820
Coca-Cola Co.	2,960,287	216,456
Dollar Tree Stores, Inc. (a)	1,544,444	171,140
PepsiCo, Inc.	698,819	103,942
Keurig Dr Pepper, Inc.	3,109,369	86,751
Estee Lauder Cos., Inc. (The), Class A	770,336	72,466
Procter & Gamble Co.	386,055	57,198
		7,070,231
Energy 1.97%
EOG Resources, Inc.	10,332,568	1,114,367
Halliburton Co.	37,673,468	987,798
EQT Corp.	15,363,860	935,045
Exxon Mobil Corp.	7,452,308	863,872
Cenovus Energy, Inc.	40,088,233	715,313
TechnipFMC PLC	12,000,000	543,120
Expand Energy Corp.	4,294,517	523,630
ConocoPhillips	3,874,637	343,642
Chevron Corp.	1,602,250	242,148
Canadian Natural Resources, Ltd.	5,660,516	191,594
Diamondback Energy, Inc.	1,100,000	167,849
SLB, Ltd.	2,225,576	80,655
		6,709,033
Materials 1.26%
Sherwin-Williams Co.	3,013,850	1,035,830
Wheaton Precious Metals Corp.	5,695,127	626,749
Steel Dynamics, Inc.	3,527,611	592,039
Albemarle Corp.	3,993,326	519,092
International Paper Co.	9,558,156	377,356
Barrick Mining Corp.	8,268,449	341,818
Linde PLC	826,240	339,023
Air Products and Chemicals, Inc.	551,045	143,850
Ecolab, Inc.	443,124	121,930
Freeport-McMoRan, Inc.	2,212,320	95,085
Southern Copper Corp.	549,324	74,038
		4,266,810
Real estate 0.58%
Welltower, Inc. REIT	4,598,287	957,455
Zillow Group, Inc., Class C, nonvoting shares (a)	7,045,846	524,070
CoStar Group, Inc. (a)	3,887,312	267,447
American Tower Corp. REIT	896,136	162,443
Crown Castle, Inc. REIT	379,095	34,604
Millrose Properties, Inc., Class A, REIT (d)	1,075,358	32,755
		1,978,774
The Growth Fund of America — Page 6 of 13

unaudited
Common stocks (continued) Utilities 0.46%	Shares	Value (000)
Constellation Energy Corp.	2,487,464	$906,332
Vistra Corp.	1,686,468	301,642
NRG Energy, Inc.	1,284,138	217,649
Southern Co. (The)	1,642,966	149,707
		1,575,330
Total common stocks (cost: $138,744,973,000)		326,601,743
Preferred securities 1.27% Financials 0.77%
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)(d)	79,452,851	1,190,998
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	11,018,208	149,683
Fannie Mae, Series O, 7.00% noncumulative preferred shares (a)	1,737,998	45,188
Fannie Mae, Series R, 7.625% noncumulative preferred shares (a)	837,016	11,132
Fannie Mae, Series P, (3-month USD CME Term SOFR + 0.75%) 5.615% perpetual noncumulative preferred shares (a)(d)	189,851	2,428
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(d)	85,231,079	1,235,851
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative preferred shares (a)	238,812	3,091
Federal Home Loan Mortgage Corp., Series V, 5.57% noncumulative preferred shares (a)	212,500	2,561
		2,640,932
Information technology 0.46%
Databricks, Inc., Series J, preferred shares (a)(b)(c)	2,241,043	404,508
Databricks, Inc., Series K, preferred shares (a)(b)(c)	423,300	76,406
Anthropic PBC, Class F, preferred shares (a)(b)(c)	2,859,590	403,110
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(b)(c)	7,098,300	294,011
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(b)(c)	604,130	25,023
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(b)(c)	396,250	16,413
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)(c)	376,444	15,592
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(b)(c)	214,287	8,876
PsiQuantum Corp., Series E, preferred shares (a)(b)(c)	2,330,099	95,828
PsiQuantum Corp., Series D, preferred shares (a)(b)(c)	613,889	25,247
Crusoe Inc, Series E, preferred shares (a)(b)(c)	1,162,528	97,662
Groq, Inc., Series D-3, preferred shares (a)(b)(c)	2,332,091	75,000
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)(c)	3,800,381	15,962
		1,553,638
Consumer discretionary 0.03%
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares (a)(b)(c)	1,164,589	107,410
Waymo, LLC, Series B-2, noncumulative preferred shares (a)(b)(c)	163,537	15,083
		122,493
Industrials 0.01%
Einride AB, Series C, preferred shares (a)(b)(c)	658,158	22,897
Total preferred securities (cost: $2,660,857,000)		4,339,960
Rights & warrants 0.00% Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040 (a)(b)	180,549	— (f)
Total rights & warrants (cost: $0)		— (f)
The Growth Fund of America — Page 7 of 13

unaudited
Convertible stocks 0.15% Information technology 0.13%	Shares	Value (000)
OpenAI Group PBC, Class A-2, convertible preferred shares (b)	945,843	$457,372
Materials 0.02%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	972,132	52,913
Industrials 0.00%
Long Wall Co., Class A-10, noncumulative convertible preferred shares (b)(c)	3,616,767	2,387
Long Wall Co., Class A-9, noncumulative convertible preferred shares (b)(c)	644,229	425
Total convertible stocks (cost: $252,604,000)		513,097
Convertible bonds & notes 0.04% Industrials 0.02%	Principal amount (000)
Uber Technologies, Inc., convertible notes, 0% 5/15/2028 (g)	USD68,570	68,346
Information technology 0.01%
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031	16,164	27,469
Wolfspeed, Inc., convertible notes, 2.50% 6/15/2031 (g)	9,008	15,308
		42,777
Communication services 0.01%
AST SpaceMobile, Inc., convertible notes, 2.25% 1/15/2036 (g)	36,000	30,245
Total convertible bonds & notes (cost: $125,987,000)		141,368
Bonds, notes & other debt instruments 0.01% Corporate bonds, notes & loans 0.01% Information technology 0.01%
Wolfspeed, Inc. 12.00% PIK or 7.00% Cash 6/15/2031 (7.00% on 12/15/2030) (h)(i)	23,519	19,168
Total bonds, notes & other debt instruments (cost: $30,909,000)		19,168
Short-term securities 2.55% Money market investments 2.50%	Shares
Capital Group Central Cash Fund 3.94% (e)(j)	84,977,414	8,496,892
Money market investments purchased with collateral from securities on loan 0.05%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.88% (j)(k)	122,186,891	122,187
Capital Group Central Cash Fund 3.94% (e)(j)(k)	561,960	56,190
		178,377
Total short-term securities (cost: $8,675,700,000)		8,675,269
Total investment securities 100.07% (cost: $150,491,030,000)		340,290,605
Other assets less liabilities (0.07)%		(250,152)
Net assets 100.00%		$340,040,453
The Growth Fund of America — Page 8 of 13

unaudited
Investments in affiliates (e)

	Value at 9/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 11/30/2025 (000)	Dividend or interest income (000)
Common stocks 4.79%
Information technology 0.00%
Unity Software, Inc. (a)(l)	$834,290	$—	$7,575	$116	$64,175	$—	$—
Consumer discretionary 1.83%
Royal Caribbean Cruises, Ltd.	7,651,993	—	962,617	566,674	(2,439,816)	4,816,234	19,529
Burlington Stores, Inc. (a)	1,190,095	—	62,377	(6,258)	(150,684)	970,776	—
Polaris, Inc.	217,153	—	—	—	37,536	254,689	2,571
Metaplanet, Inc. (a)	48,607	228,467	—	—	(99,571)	177,503	—
Caesars Entertainment, Inc. (a)(l)	343,678	—	106,074	(146,114)	76,463	—	—
						6,219,202
Health care 2.96%
Vertex Pharmaceuticals, Inc. (a)	4,690,087	398,105	—	—	541,230	5,629,422	—
Alnylam Pharmaceuticals, Inc. (a)	4,545,952	—	166,019	86,690	(37,791)	4,428,832	—
						10,058,254
Industrials 0.00%
Dayforce, Inc. (a)(m)	643,561	—	633,043	56,959	(67,477)	—	—
XPO, Inc. (a)(l)	993,375	—	492,338	152,308	(85,736)	—	—
						—
Total common stocks						16,277,456
Short-term securities 2.51%
Money market investments 2.50%
Capital Group Central Cash Fund 3.94% (j)	8,649,484	6,685,411	6,836,385	331	(1,949)	8,496,892	80,526
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 3.94% (j)(k)	56,191		1 (n)			56,190	— (o)
Total short-term securities						8,553,082
Total 7.30%				$710,706	$(2,163,620)	$24,830,538	$102,626
Restricted securities (c)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Databricks, Inc., Series J, preferred shares (a)(b)	12/17/2024	$207,296	$404,508	0.12%
Databricks, Inc., Series K, preferred shares (a)(b)	9/8/2025	63,495	76,406	0.02
Stripe, Inc., Series I, 6.00% noncumulative preferred shares (a)(b)	3/15/2023	142,918	294,011	0.09
Stripe, Inc., Class B (a)(b)	5/6/2021-8/24/2023	45,738	47,796	0.01
Stripe, Inc., Series BB-1, 6.00% noncumulative preferred shares (a)(b)	8/24/2023	13,012	25,023	0.01
Stripe, Inc., Series G, 6.00% noncumulative preferred shares (a)(b)	9/29/2023	8,909	16,413	0.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares (a)(b)	3/15/2021	15,105	15,592	0.00 (p)
Stripe, Inc., Series BB, 6.00% noncumulative preferred shares (a)(b)	8/24/2023	4,615	8,876	0.00 (p)
Anthropic PBC, Class F, preferred shares (a)(b)	8/29/2025	403,110	403,110	0.12
Waymo, LLC, Series A-2, 8.00% noncumulative preferred shares (a)(b)	5/1/2020	100,000	107,410	0.03
Waymo, LLC, Series B-2, noncumulative preferred shares (a)(b)	6/11/2021	15,000	15,083	0.01
PsiQuantum Corp., Series E, preferred shares (a)(b)	3/17/2025-6/3/2025	95,828	95,828	0.03
PsiQuantum Corp., Series D, preferred shares (a)(b)	5/28/2021	16,100	25,247	0.01
Crusoe Inc, Series E, preferred shares (a)(b)	10/8/2025	97,662	97,662	0.03
The Growth Fund of America — Page 9 of 13

unaudited
Restricted securities (c) (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Groq, Inc., Series D-3, preferred shares (a)(b)	9/17/2025	$75,000	$75,000	0.02%
Einride AB (a)(b)	7/14/2025	26,792	27,415	0.01
Einride AB, Series C, preferred shares (a)(b)	11/23/2022-4/21/2025	22,377	22,897	0.01
Einride AB (EUR denominated) (a)(b)	2/1/2023	9,092	9,303	0.00
Epic Games, Inc. (a)(b)	3/29/2021	74,560	50,161	0.01
Galaxy Digital, Inc., Class A (a)	10/10/2025	58,550	41,084	0.01
Verily Life Sciences, LLC (a)(b)	12/21/2018	83,000	22,040	0.01
Tipalti Solutions, Ltd., Series F, preferred shares (a)(b)	12/1/2021	65,064	15,962	0.00 (p)
Long Wall Co., Class A-10, noncumulative convertible preferred shares (b)	11/13/2024	6,180	2,387	0.00 (p)
Long Wall Co., Class A-9, noncumulative convertible preferred shares (b)	11/13/2024	39,166	425	0.00 (p)
Total		$1,688,569	$1,899,639	0.56%

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(d)	All or a portion of this security was on loan.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Amount less than one thousand.
(g)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $113,899,000, which represented 0.03% of the net assets of the fund.

(h)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(i)	Step bond; coupon rate may change at a later date.
(j)	Rate represents the seven-day yield at 11/30/2025.
(k)	Security purchased with cash collateral from securities on loan.
(l)	Affiliated issuer during the reporting period but no longer an affiliate at 11/30/2025. Refer to the investment portfolio for the security value at 11/30/2025.
(m)	Affiliated issuer during the reporting period but no longer held at 11/30/2025.
(n)	Represents net activity.
(o)	Dividend income is included with securities lending income and is not shown in this table.
(p)	Amount less than 0.01%.
The Growth Fund of America — Page 10 of 13

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to
The Growth Fund of America — Page 11 of 13

unaudited
period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of November 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$108,864,371	$—	$269,044	$109,133,415
Consumer discretionary	46,590,438	—	—	46,590,438
Communication services	46,185,242	—	50,161	46,235,403
Health care	42,242,116	—	22,040	42,264,156
Industrials	32,138,200	—	36,718	32,174,918
Financials	28,562,151	41,084	—	28,603,235
Consumer staples	6,785,053	285,178	—	7,070,231
Energy	6,709,033	—	—	6,709,033
Materials	4,266,810	—	—	4,266,810
Real estate	1,978,774	—	—	1,978,774
Utilities	1,575,330	—	—	1,575,330
Preferred securities	2,640,932	—	1,699,028	4,339,960
Rights & warrants	—	—	— *	— *
Convertible stocks	52,913	—	460,184	513,097
Convertible bonds & notes	—	141,368	—	141,368
Bonds, notes & other debt instruments	—	19,168	—	19,168
Short-term securities	8,675,269	—	—	8,675,269
Total	$337,266,632	$486,798	$2,537,175	$340,290,605
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
CME = CME Group
PIK = Payment In Kind
REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
The Growth Fund of America — Page 12 of 13

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-005-0126
The Growth Fund of America — Page 13 of 13